(Loss) Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
(Loss) Earnings Per Share [Abstract]
Schedule of basic and diluted (loss) earnings per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
	US$	US$	US$	US$
Numerator:
Net (loss) income	(965)	2,008	(947)	3,395
Less: net income attributable to noncontrolling interests	197	178	119	366

Net (loss) income attributable to Borqs Technologies, Inc.	(1,162)	1,830	(1,066)	3,029
Accretion to redemption value of Convertible Redeemable Preferred Shares	(150)	-	(448)	-
Net (loss) income attributable to Borqs Technologies, Inc.’s ordinary shareholders	(1,312)	1,830	(1,514)	3,029

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,259,898	26,830,514	4,243,964	26,613,800
Weighted-average number of ordinary shares outstanding—diluted	4,259,898	27,675,005	4,243,964	27,585,851

(Loss) earnings per share—Basic:	(0.31)	0.07	(0.36)	0.11
(Loss) earnings per share—Diluted:	(0.31)	0.07	(0.36)	0.11

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income (loss)	795	2,596	(12,359)
Less: net (loss) income attributable to noncontrolling interests	(1,316)	(632)	210
Net income (loss) attributable to Borqs Technologies, Inc.	2,111	3,228	(12,569)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(2,417)	(976)	(6,956)
Allocation to holders of Convertible Redeemable Preferred Shares	-	(2,252)	-
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(306)	-	(19,525)

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,224,090	4,224,725	12,842,671
Weighted-average number of ordinary shares outstanding—diluted	4,224,090	4,224,725	12,842,671

Loss per share—Basic:	(0.07)	0.00	(1.52)
Loss per share—Diluted:	(0.07)	0.00	(1.52)